Other Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Income Expense [Abstract]
Foreign exchange gain	$ 152	$ 12,050
Change in fair value of gold contracts (note 15(b)(i))	16,605	(48,091)
Change in fair value of foreign exchange contracts (note 15(b(ii))	(4,410)	(14,731)
Change in fair value of warrants (note 15(a),15(b)(iii),15(b)(iv))	85,790	(29,862)
Change in fair value of contingent consideration (note 15(b)(v))	(923)	0
Change in fair value of Stream Arrangement (note 9)	(6,419)	0
Gain on bargain purchase of Premier (note 5(a))	81,432	0
Gain on sale of Pilar (note 5(c))	45,417	0
Gain on sale of partial interest in Solaris (note 5(d))	50,300	0
Gain on reclassification of investment in Solaris Resources Inc.	186,067	0
Dilution gain on investment in associate	2,067	8,033
Loss on disposal of plant and equipment	(12,414)	(1,679)
Expected credit losses	(6,951)	(6,074)
Other expense	(10,151)	(6,183)
Other income (expense)	$ 426,562	$ (86,537)